UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21035
CitizensSelect Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
3/31
Date of reporting period:
3/31/26
ITEM 1 - Reports to Stockholders

Dreyfus Institutional Preferred Treasury Securities Money Market Fund
ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Institutional Shares – CEIXX
This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.10%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$3,860	73	$3,251,198
Portfolio Holdings (as of 3/31/26 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
82.1%
U.S. Treasury Floating Rate Notes
14.1%
U.S. Treasury Notes
7.4%
Net Other Assets and Liabilities
-3.6%

How has the Fund changed?
  Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund.

This is a summary of certain changes to the Fund since April 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 1, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4028AR0326
Dreyfus Institutional Preferred Treasury Securities Money Market Fund
ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Hamilton Shares – CEAXX
This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares*	$15	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$3,860	73	$3,251,198
Portfolio Holdings (as of 3/31/26 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund.
This is a summary of certain changes to the Fund since April 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated August 1, 2025 as supplemented on March 13, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0466AR0326

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,725 in 2025 and $37,725 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,479 in 2025 and $7,770 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,799 in 2025 and $8,133 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $19 in

2025 and $23 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,398,227 in 2025 and $3,724,533 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026
Share Class	Ticker
Institutional Shares	CEIXX
Hamilton Shares	CEAXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Institutional Preferred Treasury Securities Money Market Fund
SCHEDULE OF INVESTMENTS
March 31, 2026

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 82.1%
4/2/2026(a)	3.70	225,000,000	224,977,198
4/7/2026(a)	3.69	350,000,000	349,788,000
4/9/2026(a)	3.64	181,200,000	181,055,442
4/14/2026(a)	3.69	300,000,000	299,606,461
4/16/2026(a)	3.69	169,000,000	168,744,067
4/21/2026(a)	3.68	85,000,000	84,828,764
4/23/2026(a)	3.70	30,000,000	29,933,206
4/28/2026(a)	3.68	211,000,000	210,427,577
4/30/2026(a)	3.68	103,000,000	102,699,874
5/5/2026(a)	3.69	50,000,000	49,828,583
5/7/2026(a)	3.71	126,000,000	125,540,300
5/14/2026(a)	3.77	104,600,000	104,137,155
5/19/2026(a)	3.70	30,000,000	29,854,600
5/21/2026(a)	3.69	190,000,000	189,043,889
5/26/2026(a)	3.70	40,000,000	39,778,167
5/28/2026(a)	3.73	35,000,000	34,797,254
6/4/2026(a)	3.70	80,000,000	79,484,133
6/9/2026(a)	3.67	30,000,000	29,793,288
6/11/2026(a)	3.68	92,000,000	91,346,484
6/16/2026(a)	3.67	44,000,000	43,666,065
6/18/2026(a)	3.69	50,000,000	49,608,917
6/23/2026(a)	3.68	21,000,000	20,825,942
6/25/2026(a)	3.61	95,000,000	94,207,670
6/30/2026(a)	3.67	15,000,000	14,865,375
7/2/2026(a)	3.65	153,000,000	151,606,766
7/7/2026(a)	3.68	35,000,000	34,661,443
7/9/2026(a)	3.71	66,000,000	65,343,300
7/14/2026(a)	3.69	10,000,000	9,896,000
7/23/2026(a)	3.61	20,000,000	19,779,022
7/30/2026(a)	3.62	10,000,000	9,882,500
8/13/2026(a)	3.60	12,000,000	11,843,667
8/20/2026(a)	3.60	45,000,000	44,383,125
8/27/2026(a)	3.63	25,000,000	24,637,708
9/3/2026(a)	3.64	17,500,000	17,233,648
9/17/2026(a)	3.68	12,000,000	11,798,890
10/1/2026(a)	3.67	27,000,000	26,507,917
11/27/2026(a)	3.59	38,600,000	37,709,627
12/24/2026(a)	3.52	21,000,000	20,473,565
1/21/2027(a)	3.54	30,000,000	29,166,625
3/18/2027(a)	3.66	5,000,000	4,830,106
Total U.S. Treasury Bills (cost $3,168,592,320)			3,168,592,320
U.S. Treasury Floating Rate Notes — 14.1%
4/1/2026 (3 Month USBMMY +0.10%)(b)	3.75	100,300,000	100,307,042
4/1/2026 (3 Month USBMMY +0.10%)(b)	3.75	96,000,000	95,990,301
4/1/2026 (3 Month USBMMY +0.15%)(b)	3.80	49,000,000	48,999,996
4/1/2026 (3 Month USBMMY +0.16%)(b)	3.81	55,500,000	55,516,882
4/1/2026 (3 Month USBMMY +0.16%)(b)	3.81	72,800,000	72,768,049

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Floating Rate Notes — 14.1% (continued)
4/1/2026 (3 Month USBMMY +0.182%)(b)	3.84	55,000,000	54,987,371
4/1/2026 (3 Month USBMMY +0.19%)(b)	3.84	78,000,000	78,049,593
4/1/2026 (3 Month USBMMY +0.21%)(b)	3.86	38,800,000	38,807,282
Total U.S. Treasury Floating Rate Notes (cost $545,426,516)			545,426,516
U.S. Treasury Notes — 7.4%
4/15/2026	3.75	5,000,000	4,999,269
4/30/2026	0.75	21,000,000	20,946,361
4/30/2026	4.88	18,000,000	18,011,847
5/15/2026	1.63	6,000,000	5,982,885
5/31/2026	4.88	3,000,000	3,003,253
6/30/2026	4.63	4,000,000	4,004,445
7/31/2026	4.38	1,200,000	1,202,498
8/31/2026	3.75	4,300,000	4,300,744
9/30/2026	1.63	6,000,000	5,939,445
9/30/2026	0.88	6,000,000	5,914,494
9/30/2026	3.50	20,300,000	20,275,901
10/15/2026	4.63	1,200,000	1,205,895
10/31/2026	1.13	14,700,000	14,487,590
10/31/2026	4.13	5,000,000	5,011,129
11/30/2026	1.25	7,000,000	6,892,142
11/30/2026	4.25	27,500,000	27,607,004
12/31/2026	1.25	3,500,000	3,439,720
12/31/2026	4.25	23,500,000	23,610,277
1/31/2027	4.13	12,500,000	12,560,095
2/28/2027	1.88	5,000,000	4,924,420
2/28/2027	4.13	12,000,000	12,046,875
3/15/2027	4.25	27,000,000	27,181,178
3/31/2027	3.88	42,200,000	42,323,276
4/15/2027	4.50	7,000,000	7,060,427
4/30/2027	2.75	3,100,000	3,065,570
Total U.S. Treasury Notes (cost $285,996,740)			285,996,740
Total Investments (cost $4,000,015,576)		103.6%	4,000,015,576
Liabilities, Less Cash and Receivables		(3.6%)	(139,851,207)
Net Assets		100.0%	3,860,164,369

USBMMY—U.S. Treasury Bill Money Market Yield

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	4,000,015,576	4,000,015,576
Cash		6,231,211
Interest receivable		5,394,214
Receivable for shares of Beneficial Interest subscribed		1,789,279
		4,013,430,280
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		429,192
Payable for investment securities purchased		145,409,850
Payable for shares of Beneficial Interest redeemed		7,424,532
Trustees’ fees and expenses payable		2,337
		153,265,911
Net Assets ($)		3,860,164,369
Composition of Net Assets ($):
Paid-in capital		3,860,217,678
Total distributable earnings (loss)		(53,309)
Net Assets ($)		3,860,164,369

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	1,484,532,056	2,375,632,313
Shares Outstanding	1,484,531,018	2,375,689,420
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended March 31, 2026

Investment Income ($):
Interest Income	136,277,641
Expenses:
Management fee—Note 2(a)	3,381,493
Administrative services plan fees—Note 2(b)	1,204,825
Trustees’ fees—Notes 2(a) and 2(c)	130,295
Total Expenses	4,716,613
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(130,295)
Net Expenses	4,586,318
Net Investment Income	131,691,323
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	24,919
Net Increase in Net Assets Resulting from Operations	131,716,242
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2026	2025
Operations ($):
Net investment income	131,691,323	122,808,668
Net realized gain (loss) on investments	24,919	17,244
Net Increase (Decrease) in Net Assets Resulting from Operations	131,716,242	122,825,912
Distributions ($):
Distributions to shareholders:
Institutional Shares	(37,364,752)	(6,769,854)
Hamilton Shares	(94,326,756)	(116,038,652)
Total Distributions	(131,691,508)	(122,808,506)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,037,310,492	618,782,633
Hamilton Shares	6,400,374,733	4,957,136,069
Distributions reinvested:
Institutional Shares	21,506,092	6,768,465
Hamilton Shares	10,945,987	15,424,769
Cost of shares redeemed:
Institutional Shares	(2,829,750,254)	(387,653,971)
Hamilton Shares	(6,469,482,379)	(4,128,564,549)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,170,904,671	1,081,893,416
Total Increase (Decrease) in Net Assets	1,170,929,405	1,081,910,822
Net Assets ($):
Beginning of Period	2,689,234,964	1,607,324,142
End of Period	3,860,164,369	2,689,234,964
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended March 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.048	.051	.025	.000 (a)
Distributions:
Dividends from net investment income	(.040 )	(.048 )	(.051 )	(.025 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.04	4.96	5.25	2.57	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.10	.10	.10	.11	.11
Ratio of net expenses to average net assets(b)	.10	.10	.10	.10	.05 (c)
Ratio of net investment income to average net assets(b)	3.86	4.82	5.20	1.85	.02 (c)
Net Assets, end of period ($ x 1,000)	1,484,532	255,463	17,566	13,026	37,085

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended March 31,
Hamilton Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.048	.051	.025	.000 (a)
Distributions:
Dividends from net investment income	(.039 )	(.048 )	(.051 )	(.025 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.99	4.91	5.20	2.51	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.15	.15	.16	.16
Ratio of net expenses to average net assets(b)	.15	.15	.15	.15	.04 (c)
Ratio of net investment income to average net assets(b)	3.91	4.77	5.16	2.39	.01 (c)
Net Assets, end of period ($ x 1,000)	2,375,632	2,433,772	1,589,758	389,107	322,087

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “fund”), is the sole series of CitizensSelect Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect, wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional and Hamilton. Institutional and Hamilton shares are sold at net asset value per share generally to institutional investors. Hamilton shares are subject to an administrative services plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Money market securities are valued using amortized cost, in accordance with rules under the Act, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. The Board overseeing this fund has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the fund price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the Board of the deviation of the fund NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the fund $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share. These securities are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Treasury Bills	—	3,168,592,320	—	3,168,592,320
U.S. Treasury Floating Rate Notes	—	545,426,516	—	545,426,516
U.S. Treasury Notes	—	285,996,740	—	285,996,740
	—	4,000,015,576	—	4,000,015,576

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. In addition, turbulence in financial markets and reduced liquidity in fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund

NOTES TO FINANCIAL STATEMENTS (continued)
may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended March 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At March 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $318, accumulated capital losses $48,056 and unrealized depreciation $5,571.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2026. The fund has $45,172 of short-term capital losses and $2,884 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows: ordinary income $131,691,508 and $122,808,506, respectively.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, brokerage fees and commissions, if any, fees pursuant to any administration agreement or distribution or services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fee in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended March 31, 2026, fees reimbursed by the Adviser amounted to $130,295.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the administrative services plan (the “Administrative Services Plan”) with respect to Hamilton shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for

NOTES TO FINANCIAL STATEMENTS (continued)
which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .05% of the value of the fund’s Hamilton shares average daily net assets for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended March 31, 2026, Hamilton shares were charged $1,204,825, pursuant to the Administrative Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $347,849 and Administrative Services Plan fees of $110,498, which are offset against an expense reimbursement currently in effect in the amount of $29,155.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—
Subsequent Event:
Effective on or about May 29, 2026, the fund will change its name to BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of CitizensSelect Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of CitizensSelect Funds (the “Trust”) (comprised of the sole fund Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”)), including the schedule of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting CitizensSelect Funds) at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
May 21, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended March 31, 2026 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 100% of the ordinary dividends paid during its fiscal year ended March 31, 2026 as attributed to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0466NCSRAR0326

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)